Stockholders’ Equity (Details) - USD ($)						6 Months Ended	12 Months Ended
	May 10, 2023	Mar. 31, 2023	Jan. 10, 2023	Dec. 12, 2022	Oct. 27, 2020	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Sep. 10, 2023
Stockholders’ Equity [Line Items]
Common stock, shares authorized						50,000,000	50,000,000	50,000,000
Common stock, per share (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized						10,000,000	10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares issued
Shares issued value (in Dollars)								$ 5,641,485
Shares percentage					20.00%
Vested shares					324,784
Agreement percentage						8.00%	8.00%
Covered shares						11,010,002	11,010,002
Placement agent fees and expenses (in Dollars)	$ 140,160	$ 117,830	$ 28,640	$ 124,385			$ 411,015
Vest [Member]
Stockholders’ Equity [Line Items]
Vested shares					1,299,136
Vested shares monthly amount					4 years
Jonathan Klamkin [Member]
Stockholders’ Equity [Line Items]
Shares issued					1,623,920
Vested shares							1,515,659
Unvested shares							108,261
Director [Member]
Stockholders’ Equity [Line Items]
Shares issued value (in Dollars)					$ 10,000
Chief Executive Officer [Member]
Stockholders’ Equity [Line Items]
Shares issued value (in Dollars)					$ 10,000
Lee McCarthy [Member]
Stockholders’ Equity [Line Items]
Shares issued					1,623,920
Vested shares							974,350
Share price (in Dollars per share)									$ 4,001
Unvested shares									649,570
Chief Financial Officer [Member]
Stockholders’ Equity [Line Items]
Shares issued value (in Dollars)					$ 10,000
Chief Operating Officer [Member]
Stockholders’ Equity [Line Items]
Shares issued value (in Dollars)					$ 10,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued								2,017,498
Shares issued value (in Dollars)								$ 201
Number of shares issued	570,166	715,665	214,667				2,017,498
Gross proceeds (in Dollars)	$ 1,710,500	$ 2,147,000	$ 644,000				$ 6,052,500
Private Placement [Member]
Stockholders’ Equity [Line Items]
Number of shares issued				517,000
Share price (in Dollars per share)				$ 3
Gross proceeds (in Dollars)				$ 1,551,000